Related party transactions - Summary (Details) - CAD ($)		12 Months Ended
	Dec. 09, 2013	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Dec. 02, 2016
Related Party [Abstract]
Management agreement with affiliates of Bain Capital	5 years
Management fees, related party transactions			$ 10,286,000
Termination fees, related party transactions			9,564,000	$ 1,092,000
Interest expense, related party transactions			3,822,000	5,598,000
Outstanding commitments made by entity, related party transactions					$ 63,576,000
Related party business service expense		$ 1,070,000	277,000
Related party travel expense		315,000	477,000
Related party IT expense		0	110,000
Amounts payable, related party transactions		59,000	107,000
Disclosure of transactions between related parties [abstract]
Short term employee benefits		10,350,000	5,354,000	3,484,000
Long term employee benefits		49,000	22,000	12,000
Termination benefits		240,000	400,000	0
Share-based compensation		1,582,000	4,527,000	186,000
Compensation expense		$ 12,221,000	$ 10,303,000	$ 3,682,000